Marketable Securities and Other Investments (Proceeds and Gross Realized Gains (Losses) from Sale of Available-for-Sale Securities and Other Investments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Proceeds	¥ 8,836	¥ 1,003	¥ 2,729
Gross realized gains	5,867	609	1,846
Gross realized losses	¥ (42)	¥ (734)	¥ (44)